Commitments and Contingencies (Details) - CAD ($) $ in Millions	Jan. 04, 2021	Jun. 15, 2020	Mar. 31, 2026	Jan. 12, 2026	Mar. 31, 2025
Disclosure of contingent liabilities [line items]
Legal proceedings provision			$ 0.8		$ 0.3
Unpaid rent
Disclosure of contingent liabilities [line items]
Damages sought	$ 8.9
Unpaid rent | Bottom of range
Disclosure of contingent liabilities [line items]
Period expected for hearing on litigation				2 years
Unpaid rent | Top of range
Disclosure of contingent liabilities [line items]
Period expected for hearing on litigation				3 years
Unpaid rent, rent in arrears and costs
Disclosure of contingent liabilities [line items]
Damages sought	0.4
Unpaid rent, loss of remaining rent
Disclosure of contingent liabilities [line items]
Damages sought	$ 8.5
Claim of breach of obligations under term sheet
Disclosure of contingent liabilities [line items]
Damages sought		$ 18.0